                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [_]; Amendment Number:
                                               --------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permit Capital, LLC
Address: One Tower Bridge
         100 Front Street, Suite 900
         West Conshohocken, PA  19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul A. Frick
Title: Vice President
Phone: (610) 941-5006

Signature, Place, and Date of Signing:

/s/ Paul A. Frick                       West Conshohocken, PA   11/14/08
-------------------------------------   ---------------------   --------
[Signature]                                 [City, State]        [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.   Form 13F File Number   Name
---   --------------------   -----------------------
1     28-2635                Gardner Russo & Gardner

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         34
Form 13F Information Table Value Total:   $147,125 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number   Name
---  --------------------   -----------------------
2    28-11063               Permit Capital GP, L.P.

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
      COLUMN 1                  COLUMN 2    COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- -------------- --------- ---------- --------------      ---------- -------- ----------------
                                                                                                         VOTING AUTHORITY
                                                         VALUE    SHRS OR  SHR/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- -------------- --------- ----------  -------  ---  ---- ---------- -------- ---- ------ ----
AMERICAN EXPRESS CO               COM       025816109    2,250      63,500  SH          OTHER      2       X
AMERICAN INTL GROUP INC           COM       026874107      938     281,600  SH          OTHER      2       X
BLOUNT INTL INC NEW               COM       095180105    2,249     202,073  SH          OTHER      2       X
CITIGROUP INC                     COM       172967101    7,509     366,100  SH          OTHER      2       X
DELL INC                          COM       24702R101    4,955     300,659  SH          OTHER      2       X
GENERAL ELECTRIC                  COM       369604103    3,542     138,918  SH          OTHER      2       X
GOLDMAN SACHS GROUP INC           COM       38141G104    3,277      25,600  SH          OTHER      2       X
IPASS INC                         COM       46261V108    1,857     859,668  SH          OTHER      2       X
IRON MTN INC                      COM       462846106    2,834     116,082  SH          OTHER      2       X
JOHNSON & JOHNSON                 COM       478160104    6,457      93,200  SH          OTHER      2       X
LIBERTY MEDIA HOLDG CORP     INT COM SER A  53071M104    3,774     292,323  SH          OTHER      2       X
MERCK & CO INC                    COM       589331107    1,010      32,000  SH          OTHER      2       X
MOTOROLA INC                      COM       620076109      488      68,400  SH          OTHER      2       X
NEWCASTLE INVESTMENT CORP         COM       65105M108      455      71,615  SH          OTHER      2       X
OMNICARE INC.                     COM       681904108    1,700      59,100  SH          OTHER      2       X
SBA COMMUNICATIONS CORP           COM       78388J106   87,617   3,386,821  SH          OTHER      2       X
TELVENT GIT SA                    SHS       E90215109    3,191     133,902  SH          OTHER      2       X
TRANSOCEAN INC                    SHS       G90073100    2,727      24,830  SH          OTHER      2       X
VODAFONE GROUP PLC           SPONS ADR NEW  92857W209    3,754     169,875  SH          OTHER      2       X
                                                      140,583

ALTRIA GROUP INC                  COM       02209S103      467      23,525  SH          OTHER     1,2      X
BERKSHIRE HATHAWAY INC DEL        CL A      084670108    1,175           9  SH          OTHER     1,2      X
BLOCK H & R INC                   COM       093671105      165       7,250  SH          OTHER     1,2      X
BROWN FORMAN CORP                 CL A      115637100      419       5,900  SH          OTHER     1,2      X
COMCAST CORP NEW                CL A SPL    20030N200      542      27,500  SH          OTHER     1,2      X
MARTIN MARIETTA MATLS INC         COM       573284106      582       5,200  SH          OTHER     1,2      X
MCCLATCHY CO                      CL A      579489105       54      12,250  SH          OTHER     1,2      X
PHILIP MORRIS INTL INC            COM       718172109      897      18,650  SH          OTHER     1,2      X
SCHWEITZER-MAUDUIT INTL INC       COM       808541106       38       2,000  SH          OTHER     1,2      X
SCRIPPS E W CO OHIO             CL A NEW    811054204       19       2,666  SH          OTHER     1,2      X
SCRIPPS NETWORKS INTERACTIVE    CL A COM    811065101      290       8,000  SH          OTHER     1,2      X
UST INC                           COM       902911106      579       8,700  SH          OTHER     1,2      X
WASHINGTON POST CO                CL B      939640108      278         500  SH          OTHER     1,2      X
WELLS FARGO & CO NEW              COM       949746101      658      17,525  SH          OTHER     1,2      X
UNILEVER NV                   N Y SHS NEW   904784709      378      13,425  SH          OTHER     1,2      X
                                                         6,542